INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Disclosure of inventory

	2026	2025
Work in progress	$246.6	$348.4
Raw materials, supplies and manufactured products	208.2	246.6
Total inventories	$454.8	$595.0